Incentive Units - Fair Value of Incentive Units Estimated (Detail)	12 Months Ended
Dec. 31, 2014
Exchanged Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Dec. 31, 2014
Dividend yield	0.00%
Expected volatility	39.54%
Risk-free rate	0.85%
Expected life (years)	2 years 4 months 28 days
Subsequent Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Dec. 31, 2014
Dividend yield	0.00%
Expected volatility	39.54%
Risk-free rate	0.85%
Expected life (years)	2 years 4 months 28 days